Profit before tax	12 Months Ended
Jun. 30, 2018
Disclosure of profit loss before tax [Abstract]
Disclosure of profit loss before tax explanatory [text block]
6	Profit before tax

(i)	Net finance income

	2016 RMB	2017 RMB	2018 RMB
Interest income	4,906	6,709	11,715
Net foreign exchange gain/(loss)	1,049	282	(324)
Other expenses	(203)	(99)	—
Net finance income	5,752	6,892	11,391

Interest income was mainly generated from deposits placed with a related party finance entity (Note 19(a)(ii)).

(ii)	Expenses by nature

	2016 RMB	2017 RMB	2018 RMB
Employee benefit expenses (Note 5)	257,554	325,670	441,136
Students related cost	100,633	116,273	133,308
Transportation	24,729	31,823	36,110
Marketing and promotion	15,806	21,240	24,019
Depreciation	65,038	110,485	113,128
Utilities	19,652	23,286	26,100
Amortization of intangible assets	948	662	446
Operating lease charges	25,592	30,030	33,290
Share based payment	1,459	—	—
Cost related to overseas consulting business	—	—	14,263
Others	40,439	39,300	70,787
Total cost of revenue, selling expenses and administrative expenses	551,850	698,769	892,587

Students related costs are mainly comprised of costs for text books, uniforms, dining services and living accommodations.

(iii)	Depreciation and amortization

	2016 RMB	2017 RMB	2018 RMB
Included in cost of revenue
Depreciation	64,642	109,755	112,039
Included in G&A expenses
Depreciation	396	730	1,015
Included in selling expenses
Amortization	948	662	446
Depreciation	—	—	74

(iv)	Gain on disposal of affiliated entities

On July 10, 2017, the Group entered into an Educational Cooperative Partnership Agreement (the “Chuzhou Agreement”) with Nanqiao government. Pursuant to the Chuzhou Agreement, Hailiang Management shall launch and operate Chuzhou School for 30 years beginning on September 1, 2017.

In June, 2018, Hailiang Management entered into a Change of Operator Agreement and transferred the sponsorship and 100% equity interest in Chuzhou School to Chuzhou Zhengxu Education Information Consulting Co., Ltd., a wholly owned subsidiary of Hailiang Group. The consideration was RMB1,793, and the carrying amount of its net assets was RMB1,412 on disposal date. The Group recognized a gain of RMB381 on the disposal.

In addition, on February 28, 2018, the Group entered into agreements with Hailiang Preschool Education Group Co., Ltd (“Hailiang Preschool”), transferred the Tianma Kindergarten and the sponsorship and 100% equity interest in Hailiang Kindergarten. The consideration of disposing Tianma Kindergarten and Hailiang Kindergarten was RMB1,666 and RMB20,049, respectively. On the disposal date, the carrying amount of the net liabilities of Tianma Kindergarten was RMB17, and the carrying amount of the net assets of Hailiang Kindergarten was RMB16,764. The Group recognized a gain of RMB1,683 and RMB3,285 on the disposal of Tianma Kindergarten and Hailiang Kindergarten, respectively.

The deals were not strategic shifts of the business and these transactions will not have major impact on the Group’s business, therefore the transactions were not qualified as discontinued operation.